Related Party Transactions (Tables)	3 Months Ended
Sep. 30, 2023
Related Party Transactions
Schedule of compensation to key management

	September 30,	September 30,
	2023	2022
Management and director fees	$586	$514
Benefits	7	—
Share-based payments	2,549	—
	$3,142	$514